Shareholders' Equity and Redeemable Noncontrolling Interest	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Shareholders' Equity and Redeemable Noncontrolling Interest
Note 9—Shareholders’ Equity and Redeemable Noncontrolling Interest
(A) RSL Common Stock
In connection with the closing of the Business Combination, the Company adjusted its authorized share capital to equal 7,000,000,000 Roivant Common Shares, par value $0.0000000341740141 per share. Each Roivant Common Share has the right to one vote. The holders of Roivant Common Shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the board of directors since the Company’s inception.
On September 30, 2021 in connection with the closing of the Business Combination, RSL effected a
2.9262-for-1
stock subdivision based on the fixed exchange ratio established in the Business Combination. All per share amounts and number of shares in the condensed consolidated financial statements and related notes have been retroactively restated to reflect the stock split.
(B) Consolidated Vant Equity Transaction
Proteovant
In July 2021, Proteovant Sciences, Inc. (“Proteovant”) collected the subscription receivable relating to the second $100.0 million payment due under a subscription agreement entered into with SK, Inc. (“SK”) in December 2020 pursuant to which SK agreed to make a $200.0 million equity investment in Proteovant, representing an ownership interest of 40.0% on the closing date.

Note 10—Shareholders’ Equity and Redeemable Noncontrolling Interest
(A) Sumitomo Transaction Agreement and Roivant Equity Repurchase
In December 2019, RSL and Sumitomo completed the transactions contemplated by the Sumitomo Transaction Agreement; see Note 5, “Sumitomo Transaction Agreement.” Pursuant to the Sumitomo Transaction Agreement,
RSL issued 78,867,360

c
ommon shares to Sumitomo at closing at a price per share of $12.68
 f
or allocated net proceeds of approximately $999.2 million, after offering expenses incurred. In connection with the Sumitomo Closing Date, RSL’s board of directors approved a repurchase of up to $1.0 billion of the Company’s equity securities using the proceeds received from Sumitomo.
In February 2020, the Company launched
one-time
offers to purchase up to $1.0 billion of issued and outstanding equity securities of the Company (the “Roivant Equity Repurchase”)
.

The offers included (i) an offer to repurchase up to approximately 11.23% of the common stock held by each holder (and its affiliates) of the Company’s common stock as of December 26, 2019, at a price per share of $12.68 representing fair value of the common stock, (ii) an offer to purchase vested stock options whose fair market value (as determined as of December 27, 2019) was less than or equal to the fair market value of approximately 11.23% of the earliest-granted of such holder’s outstanding vested and unvested stock options, at a purchase price equal to such vested option’s fair market value, and (iii) an offer to holders of performance restricted stock units (“pRSUs”) to surrender 100% of their existing pRSUs in exchange for newly issued performance stock options and capped value appreciation rights. The offer to the holders of pRSUs included an offer by the Company to immediately purchase approximately 11.23% of the newly issued performance stock options and capped value appreciation rights for cash. The Company additionally entered into an agreement with the Company’s Founder to repurchase a portion of his common stock held and exchange his pRSUs for performance stock options and capped value appreciation rights. A summary of payments made during the year ended March 31, 2020 relating to the purchase of equity securities by the Company is as follows (in thousands):

Cash Payment
Common stock	$950,722
Other equity instruments	39,292

Total cash paid	$990,014

(B) Consolidated Vant Equity Transactions
Cytovant Sciences HK Limited
In March 2020, Cytovant Sciences HK Limited (“Cytovant”), a subsidiary of the Company, issued and sold 20,085,301 Series
A-1
preference shares at a purchase price of $
1.17
per share to third party investors for aggregate net proceeds of $22.5 million after deducting offering costs. The preferred stock is convertible into ordinary shares of Cytovant at any time at the option of the investor, or automatically upon a qualified initial public offering (“Qualified IPO”) as defined in the subscription agreement. If a Qualified IPO is not completed within five years of the initial investment, Series A preference shareholders can force a sale or liquidation of Cytovant. The Series
A-1
preference shares are classified as redeemable noncontrolling interest in the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and redeemable noncontrolling interest as the Company can be obligated to repurchase the Series A-1 preference shares upon the occurrence of certain contingent events outside the Company’s control. No dividends shall accrue or be payable on the convertible and redeemable preferred stock unless otherwise determined by the board of directors of Cytovant. The Company did not accrete changes in the redemption value as of March 31, 2021 as the Company considers the events leading to a redemption of the convertible and redeemable preferred stock as not probable.
Immunovant
In September 2019, Immunovant Sciences Ltd. (“ISL”) entered into a share exchange agreement (the “Share Exchange Agreement”) with Health Sciences Acquisitions Corporation (“HSAC”), and in December 2019, ISL

and HSAC completed the transactions contemplated by the Share Exchange Agreement (the “Business Combination”). At closing, HSAC acquired 100% of the issued and outstanding common shares of ISL in exchange for 42,080,376 shares of HSAC’s common stock issued to HSAC, ISL, and the shareholders of ISL (together, the “Sellers”) and 10,000 shares of HSAC Series A preferred shares issued to RSL. Additionally, as part of its initial public offering in May 2019, HSAC issued common stock warrants, which are classified in equity. Upon completion of the Business Combination,
11,500,000

warrants were outstanding for the purchase of
one-half
of one share of common stock (an aggregate of
5,750,000

common shares) at a price of $
11.50

per whole share. Upon closing, ISL became a wholly owned subsidiary of HSAC and HSAC was renamed “Immunovant, Inc.” The Business Combination was accounted for as a reverse recapitalization and HSAC was treated as the “acquired” company for accounting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of ISL issuing equity for the net assets of HSAC, accompanied by a recapitalization. Immunovant, Inc. received $
111.0

million in cash as a result of the Business Combination, consisting of the funds held in HSAC’s trust account. The proceeds included $
5.1
 million related to common shares purchased by RSL.
The sellers were entitled to receive an additional 20,000,000 shares of Immunovant, Inc.’s common stock (the “Earnout Shares”) if the volume-weighted average price of Immunovant, Inc.’s shares equaled or exceeded the following prices for any 20 trading days within any 30 trading-day
period (the “Trading Period”) following the closing of the Business Combination:
(i) during any Trading Period prior to March 31, 2023, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $17.50 per share; and
(ii) during any Trading Period prior to March 31, 2025, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $31.50 per share.
In May 2020 and September 2020, Immunovant, Inc. achieved the first earnout milestone and second earnout milestone, respectively, under the Share Exchange Agreement and, as a result, all of the 20,000,000 earnout shares of Immunovant, Inc.’s common stock were issued to former stockholders of ISL, including 17,547,938 shares of common stock issued to RSL. In addition, upon the achievement of the first earnout milestone and second earnout milestone and pursuant to the restricted stock agreement entered into between HSAC and Health Sciences Holdings, LLC (the “Sponsor”), all of the 1,800,000 shares of the Sponsor’s restricted shares vested and are no longer subject to forfeiture.
Immediately prior to the closing of the Business Combination, as described above, ISL’s convertible promissory notes were automatically converted into an aggregate of 7,156,495 common shares of ISL, which were then exchanged for an aggregate of 3,499,995 shares of Immunovant, Inc. common stock upon the closing of transactions contemplated by the Share Exchange Agreement. The conversion of ISL’s convertible promissory notes resulted in an increase to equity by $
35.6
million, the carrying amount of the convertible promissory notes. The conversion included a convertible promissory note held by RSL for $2.5 million.
In April 2020, Immunovant, Inc. completed an underwritten public offering of 9,613,365 shares of its common stock, including 1,034,483 shares of common stock purchased by RSL, at a price of $14.50 per share for net proceeds to Immunovant, Inc. of approximately $131.0 million, after deducting underwriting discounts and commissions and offering expenses. The proceeds included $15.0 million received from RSL.
In May 2020, Immunovant, Inc.’s 11,500,000 outstanding warrants became exercisable for an aggregate of 5,750,000 shares of Immunovant, Inc.’s common stock at a price of $11.50 per share. An aggregate of 11,438,290 outstanding warrants were exercised for an aggregate of 5,719,145 shares of Immunovant, Inc.’s common stock at a price of $11.50 per share, for net proceeds of approximately $65.8 million. The remaining 61,710 warrants were cancelled.
In September 2020, Immunovant, Inc. completed an underwritten public offering of 6,060,606 shares of its common stock, including 380,000 shares of common stock purchased by RSL, at a price of $33.00 per share for net proceeds to Immunovant, Inc. of approximately $188.1 million, after deducting underwriting discounts and commissions and offering expenses. The proceeds included $12.5 million received from RSL.

Sinovant
Sinovant, a subsidiary of the Company, previously issued and sold preferred stock convertible into ordinary shares of Sinovant at any time at the option of the investors or automatically upon a qualified initial public offering (“Qualified IPO”) as defined in the subscription agreement relating to the sale of the preferred stock. The convertible preferred stock was redeemable at the option of the investor if a Qualified IPO was not completed within five years of the initial investment and was payable in cash equal to the investment amount plus an annualized return of 12%. As such events are not within the control of the Company, the preferred stock was previously classified as redeemable noncontrolling interest in the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and redeemable noncontrolling interest. No dividends accrued or were payable on the convertible preferred stock. In January 2020, Sinovant’s parent company, Roivant China Holdings Ltd. (“RCHL”), purchased all preferred stock of Sinovant held by third parties at a purchase price of $12.26 per preferred share for an aggregate purchase price of $132.9 million. Consideration paid in excess of the carrying value for the repurchase of redeemable noncontrolling interest of $77.8 million is considered a deemed dividend. See Note 18, “Earnings per Common Share” for resulting impact to earnings per share.